Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Redeemable Convertible Preferred Stock
5. Redeemable Convertible Preferred Stock
In February 2026, Takeda Ventures, Inc., elected to convert 7,085,290 shares of Series
A-1
Preferred Stock into Common Stock ,par value $0.0001 per share (“Common Stock”) at the conversion price of $1.1291.
At June 30, 2026 and December 31, 2025, the Preferred Stock is summarized below (in thousands, except share amounts):

	Amounts at June 30, 2026
	Total Shares Authorized	Total Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Shares Issuable Upon Conversion
Series A-1 Preferred Stock	33,222,339	26,114,925	$29,486	$29,486	26,114,925
Series A-2 Preferred Stock	14,936,323	14,936,323	16,807	14,936	14,936,323
Series A-3 Preferred Stock	6,146,592	6,146,592	9,035	9,035	6,146,592
Series B Preferred Stock	76,187,917	76,187,917	114,732	115,044	76,187,917
Series C Preferred Stock	84,567,145	84,567,145	159,968	160,500	84,567,145

Total	215,060,316	207,952,902	$330,028	$329,001	207,952,902

	Amounts at December 31, 2025
	Total Shares Authorized	Total Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Shares Issuable Upon Conversion
Series A-1 Preferred Stock	33,222,339	33,200,215	$37,486	$37,486	33,200,215
Series A-2 Preferred Stock	14,936,323	14,936,323	16,807	14,936	14,936,323
Series A-3 Preferred Stock	6,146,592	6,146,592	9,035	9,035	6,146,592
Series B Preferred Stock	76,187,917	76,187,917	114,732	115,044	76,187,917
Series C Preferred Stock	84,567,145	84,567,145	159,968	160,500	84,567,145

Total	215,060,316	215,038,192	$338,028	$337,001	215,038,192

There has been no change to the rights and preferences of the Preferred Stock. Refer to the notes to the consolidated financial statements, for the year ended December 31, 2025 for a detailed discussion of the rights and preferences of the Preferred Stock.

6. Redeemable Convertible Preferred Stock
The Company has issued Series
A-1
redeemable convertible preferred stock (the “Series
A-1
Preferred Stock”), Series
A-2
redeemable convertible preferred stock (the “Series
A-2
Preferred Stock”), Series
A-3
redeemable convertible preferred stock, (the “Series
A-3
Preferred Stock”), Series B redeemable convertible preferred stock (the “Series B Preferred Stock”) and Series C redeemable convertible preferred stock (the “Series C Preferred Stock”); collectively referred to as the “Preferred Stock” and the holders of the Preferred Stock as the “Preferred Stockholders.” All series of Preferred Stock have a par value of
$
0.0001
.
In March 2024, the Company entered into a stock purchase agreement (the “Series C Purchase Agreement”) pursuant to which the Company issued and sold an aggregate of 84,567,145 shares of Series C Preferred Stock at a price of $1.8979 per share, for gross proceeds of approximately $160.5 million and incurred issuance costs of $0.5 million.
Upon issuance of each class of Preferred Stock, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed on the issuance dates of each class of Preferred Stock.
At December 31, 2025 and 2024, the Preferred Stock is summarized below (in thousands, except share amounts):

	Amounts at December 31, 2025 and December 31, 2024
	Total Shares Authorized	Total Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Shares Issuable Upon Conversion
Series A-1 Preferred Stock	33,222,339	33,200,215	$37,486	$37,486	33,200,215
Series A-2 Preferred Stock	14,936,323	14,936,323	16,807	14,936	14,936,323
Series A-3 Preferred Stock	6,146,592	6,146,592	9,035	9,035	6,146,592
Series B Preferred Stock	76,187,917	76,187,917	114,732	115,044	76,187,917
Series C Preferred Stock	84,567,145	84,567,145	159,968	160,500	84,567,145

Total	215,060,316	215,038,192	$338,028	$337,001	215,038,192

The rights and preferences of the Preferred Stock are as follows:
Voting Rights
The Preferred Stockholders vote on an
as-converted
basis with holders of common stock on all general matters. Additionally, holders of Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock each have the exclusive right to elect one director per series, voting separately as a class. Holders of Series

A-3
Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock also hold series-specific protective voting rights requiring their separate approval for certain amendments or capital structure actions, and all Preferred Stockholders voting together as a single class (with a required majority of holders of Series C Preferred Stock included) must approve major corporate actions such as liquidation events, charter amendments affecting rights of Preferred Stockholders, creation of senior or junior securities, certain indebtedness, and other key matters.
Dividend Rights
The Preferred Stockholders are entitled to receive, prior to the payment of any dividend on the common stock, a dividend on each outstanding share of preferred stock on an as converted to common stock basis immediately prior to the record date. Any such dividends shall be payable only when, as, and if declared by the Company’s board of directors. No dividends have been declared through December 31, 2025.
Liquidation Preference
The Series C Preferred Stock ranks senior to the Series B Preferred Stock, Series A Preferred Stock and Common Stock of the Company. In the event of a liquidation of the Company, or certain deemed liquidation events, the Series C is redeemable for a price equal to the greater of (i) Series C Original Issue Price of $1.8979 per share, plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all Series C Preferred Stock converted into common stock immediately prior to the liquidation or deemed liquidation. If assets or surplus remain after satisfying the Series C Preferred Stockholders, the Series B Preferred Stock is redeemable for a price equal to the greater of (i) Series B Original Issue Price of $1.51 per share, plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all Series B Preferred Stock converted into common stock immediately prior to the liquidation or deemed liquidation. If assets or surplus remain after satisfying the Series B Preferred Stockholders, the Series A Preferred Stockholders is redeemable for a price equal to the greater of (i) Series
A-1,
Series
A-2,
and Series
A-3
Original Issue Price of $1.1291, $1.00, and $1.47 per share, respectively, plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all Series
A-1,
A-2
and
A-3
Preferred Stock converted into common stock immediately prior to the liquidation or deemed liquidation.
In the event of a liquidation event or deemed liquidation, if the assets or surplus funds to be distributed to the holders of Series C Preferred Stock, are insufficient to permit the payment to such holders of their full aggregate distribution due, the assets and surplus legally available for distribution shall be distributed ratably among the holders of Series C Preferred Stock in proportion to the full aggregate Series C distributions each such holder is otherwise entitled to receive. After distribution to Series C Preferred Stockholders the same distribution would take place to Series B Preferred Stockholders if any assets or surplus remain. After distribution to Series B Preferred Stockholders the same distribution would take place to Series A Preferred Stockholders if any assets or surplus remain. No payment shall be made with respect to the common stock unless and until full payment has been made to the holders of the Series C Preferred Stock, Series B Preferred Stock and Series A Preferred Stock of the distribution amounts that they are entitled to receive.
Redemption Rights
The Preferred Stockholders do not have redemption rights, except upon a Deemed Liquidation Event.
Conversion
Optional Conversion
Each share of Preferred Stock, at the option of the holder, is convertible into a number of fully paid shares of common stock as determined by dividing issue price by the conversion price in effect at the time. The initial conversion price per share for Series
A-1,
Series
A-2
and Series
A-3
Preferred Stock is $1.1291, $1.00, and

$1.47, respectively, the Series B Preferred Stock initial conversion price is $1.51 per share and the Series C Preferred Stock initial conversion price if $1.8979. Such initial conversion prices, and the rate at which shares of Preferred Stock may be converted into shares of common stock, shall be subject to adjustment as provided in the Company’s fourth amended and restated certificate of incorporation.
Mandatory Conversion
All outstanding shares of Preferred Stock will automatically convert into a number of fully paid shares of common stock at the then applicable conversion price upon the completion of either (i) the closing of the sale of shares of common stock to the public in a sale price of at least $2.8469 per share resulting in gross proceeds to the Company of at least $100.0 million (“Qualified IPO”) or; (ii) the direct listing on a nationally recognized stock exchange with a reference price of at least $2.8469 per share or; (iii) a special purpose acquisition company (“SPAC”) transaction or reverse merger transaction resulting in a sale price of at least $2.8469 per share or; (iv) other event that results in the Company or its successor in interest having its common equity listed for trading on a nationally recognized stock exchange with a share price of at least $2.8469 per share or upon the vote or written consent of a majority of holders of the then outstanding shares of Preferred Stock voting together as a single class on an as-converted
to common stock basis.